Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 44,540,000
Previously Paid Amount	0.00
Total Fee Amount	6,150.97
Total Offset Amount	0.00
Net Fee	6,150.97
Narrative - Max Aggregate Offering Price	$ 44,540,000
Final Prospectus	true